Note 5 - Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 377,849	$ 381,385	$ 396,814